STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- November 14, 2002*

AXP Partners International Core Fund (Sept. 25, 2002) S-6259-20 A (9/02)

AXP Partners International Small Cap Fund (Sept. 25, 2002) S-6258-20 A (9/02)

In the "Organizational Information" section the paragraph regarding "Voting Rights" has been revised to state:

Voting Rights
As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

The "Board Members and Officers" section has been revised as follows:

Board Members and Officers
Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 80 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Name,                       Position held with       Principal occupation     Other directorships      Committee memberships
address,                    Fund and length of       during past five years
age                         service
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Arne H. Carlson             Board member             Chair, Board Services                             Joint Audit,
901 S. Marquette Ave.       since 1999               Corporation (provides                             Contracts, Executive,
Minneapolis, MN 55402                                administrative                                    Investment Review,
Born in 1934                                         services to boards).                              Board Effectiveness
                                                     Former Governor of
                                                     Minnesota
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Philip J. Carroll, Jr.      Board member             Retired Chairman and     Boise Cascade
901 S. Marquette Ave.       since 2002               CEO, Fluor Corporation   Corporation (forest
Minneapolis, MN 55402                                (engineering and         products), Scottish
Born in 1937                                         construction) since      Power PLC, Vulcan
                                                     1998. Former President
                                                     Materials Company, and CEO,
                                                     Shell Oil Inc.
                                                     (construction Company
                                                     materials/chemicals)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Livio D. DeSimone           Board member             Retired Chair of the     Cargill, Incorporated    Joint Audit,
30 Seventh Street East      since 2001               Board and Chief          (commodity merchants     Contracts
Suite 3050                                           Executive Officer,       and processors),
St. Paul, MN 55101-4901                              Minnesota Mining and     Target Corporation
Born in 1936                                         Manufacturing (3M)       (department stores),
                                                                              General Mills, Inc.
                                                                              (consumer foods),
                                                                              Vulcan Materials
                                                                              Company (construction
                                                                              materials/chemicals),
                                                                              Milliken & Company
                                                                              (textiles and
                                                                              chemicals), and Nexia
                                                                              Biotechnologies, Inc.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Ira D. Hall                 Board member             Private investor;        Imagistics               Contracts, Investment
183 Long Close Road         since 2001               formerly with Texaco     International, Inc.      Review
Stamford, CT 06902                                   Inc., Treasurer,         (office equipment),
Born in 1944                                         1999-2001 and General    Reynolds & Reynolds
                                                     Manager, Alliance        Company (information
                                                     Management Operations,   services), TECO
                                                     1998-1999. Prior to      Energy, Inc. (energy
                                                     that, Director,          holding company), The
                                                     International            Williams Companies,
                                                     Operations  IBM Corp.    Inc. (energy
                                                                              distribution company)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Heinz F. Hutter             Board member             Retired President and                             Board Effectiveness,
P.O. Box 2187               since 1994               Chief Operating                                   Executive, Investment
Minneapolis, MN 55402                                Officer, Cargill,                                 Review
Born in 1929                                         Incorporated
                                                     (commodity merchants
                                                     and processors)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Anne P. Jones               Board member             Attorney and             Motorola, Inc.           Joint Audit, Board
5716 Bent Branch Rd         since 1985               Consultant               (electronics)            Effectiveness,
Bethesda, MD 20816                                                                                     Executive
Born in 1935
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Stephen R. Lewis, Jr.*      Board member             Retired President and                             Contracts, Investment
901 S. Marquette Ave.       since 2002               Professor of                                      Review
Minneapolis, MN 55402                                Economics, Carleton
Born in 1939                                         College
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a securityholder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

Independent Board Members (continued)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Name,                       Position held with       Principal occupation     Other directorships      Committee memberships
address,                    Fund and length of       during past five years
age                         service
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Alan K. Simpson             Board member  since      Former three-term        Biogen, Inc.             Joint Audit,
1201 Sunshine Ave.          1997                     United States Senator    (biopharmaceuticals)     Contracts
Cody, WY 82414                                       for Wyoming
Born in 1931
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Alison Taunton-Rigby        Board member since       President, Forester      Synaptic
8 Farrar Road               2002                     Biotech since 2000.      Pharmaceuticals
Lincoln, MA 01773                                    Former President and     Corporation
Born in 1944                                         CEO, Aquila
                                                     Biopharmaceuticals,
                                                     Inc.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Alan G. Quasha              Board member  since      President, Quadrant      Compagnie Financiere     Joint Audit,
720 Fifth Avenue            2002                     Management, Inc.         Richemont AG (luxury     Investment Review
New York, NY 10019                                   (management of private   goods)
Born in 1949                                         equities)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------

Board Members Affiliated with AEFC**
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Name,                       Position held with       Principal occupation     Other directorships      Committee memberships
address,                    Fund and length of       during past five years
age                         service
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Barbara H. Fraser           Board member since       Executive Vice
1546 AXP Financial Center   2002                     President-- AEFA
Minneapolis, MN 55474                                Products and Corporate
Born in 1949                                         Marketing of AEFC
                                                     since 2002. President
                                                     - Travelers Check
                                                     Group, American
                                                     Express Company,
                                                     2001-2002. Management
                                                     Consultant, Reuters,
                                                     2000-2001. Managing
                                                     Director -
                                                     International
                                                     Investments, Citibank
                                                     Global,  1999-2000.
                                                     Chairman and CEO,
                                                     Citicorp Investment
                                                     Services and Citigroup
                                                     Insurance Group, U.S.,
                                                     1998-1999.  Head of
                                                     Marketing and
                                                     Strategic  Planning -
                                                     Investment Products
                                                     and Distribution,
                                                     Citibank Global,
                                                     1995-1998
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Stephen W. Roszell          Board member since       Senior Vice President
50238 AXP Financial Center  2002; Vice President     - Institutional Group
Minneapolis, MN 55474       since 2002               of AEFC
Born in 1949
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
William F. Truscott         Board member  since      Senior Vice President
53600 AXP Financial Center  2001,  Vice President    - Chief Investment
Minneapolis, MN 55474       since 2002               Officer of AEFC since
Born in 1960                                         2001. Former Chief
                                                     Investment Officer and
                                                     Managing Director,
                                                     Zurich Scudder
                                                     Investments
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Name,                       Position held with       Principal occupation     Other directorships      Committee memberships
address,                    Fund and length of       during past five years
age                         service
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Jeffrey P. Fox              Treasurer since 2002     Vice President -
50005 AXP Financial Center                           Investment Accounting,
Minneapolis, MN 55474                                AEFC, since 2002; Vice
Born in 1955                                         President - Finance,
                                                     American Express
                                                     Company, 2000-2002;
                                                     Vice President -
                                                     Corporate Controller,
                                                     AEFC, 1996-2000
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Paula R. Meyer              President since 2002     Senior Vice President
596 AXP Financial Center                             and General Manager -
Minneapolis, MN 55474                                Mutual Funds, AEFC,
Born in 1954                                         since 2002; Vice
                                                     President and Managing
                                                     Director - American
                                                     Express Funds, AEFC,
                                                     2000-2002; Vice
                                                     President, AEFC,
                                                     1998-2000; President -
                                                     Piper Capital
                                                     Management
                                                     1997-1998
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Leslie L. Ogg               Vice President,          President of Board
901 S. Marquette Ave.       General Counsel, and     Services
Minneapolis, MN 55402       Secretary since 1978     Corporation
Born in 1938
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------


S-6258-2 A (11/02)

* Valid until next update

Destroy Dec. 30, 2002